CONSOLIDATED BALANCE SHEETS (Parenthetical) shares in Thousands, $ in Thousands		Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Amortized cost | $	[1]		$ 188,826
Ordinary shares, par value | ₪ / shares		₪ 15
Ordinary shares, authorized		150,000	150,000
Ordinary shares, issued		111,637	110,912
Common Stock, Shares, Outstanding		111,550	110,825
Treasury stock, shares		87	87

[1]	Excluding accrued interest of $1,250.